Annual Total Returns - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund - Class K	Nov. 29, 2023
Bar Chart Table:
Annual Return 2013	34.24%
Annual Return 2014	11.21%
Annual Return 2015	0.04%
Annual Return 2016	9.73%
Annual Return 2017	25.37%
Annual Return 2018	(8.52%)
Annual Return 2019	32.37%
Annual Return 2020	24.99%
Annual Return 2021	23.26%
Annual Return 2022	(19.48%)